Discontinued operations - Narrative (Details) € in Thousands, $ in Thousands			12 Months Ended
	Jul. 29, 2025 USD ($) tranche	Jul. 29, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 EUR (€)	Jul. 29, 2025 EUR (€) tranche	Jul. 14, 2025 USD ($)	Jul. 14, 2025 EUR (€)
Discontinued Operations, Disposed of by Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale of segment	$ 59,975		$ 50,763			€ 43,424			€ 51,424
Loss from classifying the discontinued operations as held-for-sale | $			$ 37,313	$ 0	$ 0
Consideration held in escrow	$ 9,391						$ 6,493	€ 5,500	€ 8,000
Number of tranches for consideration held in escrow | tranche	3								3
Maximum potential earnouts	$ 3,790	€ 3,250
Loans Payable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face amount of loan										$ 5,839	€ 5,000